Roundhill Generative AI & Technology ETF

Schedule of Investments

as of January 31, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Commercial Services - 1.9%
Appier Group, Inc.(a)	119,620	$1,437,813

Computers - 6.9%
International Business Machines Corp.	12,528	2,300,892
Quanta Computer, Inc.	92,000	726,018
Super Micro Computer, Inc.(a)	4,348	2,302,744
		5,329,654

Internet - 30.8%(b)
360 Security Technology, Inc. - Class A(a)	612,770	582,936
Alibaba Group Holding Ltd.	257,523	2,291,180
Alphabet, Inc. - Class A(a)	30,079	4,214,067
Amazon.com, Inc.(a)	17,874	2,774,045
Baidu, Inc. - Class A(a)	228,686	2,966,358
Kakao Corp.(a)	46,510	1,829,525
Meta Platforms, Inc. - Class A(a)	9,693	3,781,627
NAVER Corp.	16,930	2,543,337
Snap, Inc. - Class A(a)	52,050	827,075
Tencent Holdings Ltd.	57,842	2,002,244
		23,812,394

Semiconductors - 19.6%
Advanced Micro Devices, Inc.(a)	19,931	3,342,229
Broadcom, Inc.	769	907,420
Intel Corp.	22,095	951,853
Marvell Technology, Inc.	39,067	2,644,836
NVIDIA Corp.	10,551	6,491,714
Taiwan Semiconductor Manufacturing Co. Ltd.	38,460	771,670
		15,109,722

Software - 36.0%(b)
Adobe, Inc.(a)	6,739	4,163,219
Autodesk, Inc.(a)	2,790	708,130
Beijing Kingsoft Office Software, Inc. - Class A	20,567	613,668
C3.ai, Inc. - Class A(a)	41,528	1,029,064
Duolingo, Inc. – Class A(a)	3,984	712,698
Iflytek Co. Ltd. - Class A	220,815	1,181,034
Intuit, Inc.	1,507	951,414
Microsoft Corp.	15,151	6,023,735
MongoDB, Inc.(a)	2,196	879,542
Oracle Corp.	15,815	1,766,536
Palantir Technologies, Inc. - Class A(a)	46,965	755,667
PKSHA Technology, Inc.(a)	24,800	661,673
Salesforce, Inc.(a)	11,679	3,282,850
SenseTime Group, Inc. - Class B(a)(c)	6,305,044	637,179
ServiceNow, Inc.(a)	2,429	1,859,157
Snowflake, Inc. - Class A(a)	8,483	1,659,614
UiPath, Inc. - Class A(a)	44,255	1,016,980
		27,902,160

Telecommunications - 4.4%
Arista Networks, Inc.(a)	7,594	1,964,416
Nice Ltd. - ADR(a)	3,992	830,735
Sakura Internet, Inc.	24,960	618,130
		3,413,281
TOTAL COMMON STOCKS (Cost $68,977,862)		77,005,024

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 5.25%(d)	278,619	278,619
TOTAL SHORT-TERM INVESTMENTS (Cost $278,619)		278,619

TOTAL INVESTMENTS - 100.0% (Cost $69,256,481)		$77,283,643
Liabilities in Excess of Other Assets - 0.0%(e)		(35,642)
TOTAL NET ASSETS - 100.0%		$77,248,001

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2024, the value of these securities total $637,179 or 0.8% of the Fund’s net assets.
(d)	The rate shown represents the 7-day effective yield as of January 31, 2024.
(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Exposure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. • Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Roundhill Generative AI & Technology ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$77,005,024	$—	$—	$77,005,024
Money Market Funds	278,619	—	—	278,619
Total Assets	$77,283,643	$—	$—	$77,283,643

Refer to the Schedule of Investments for industry classifications.